Appendix IV: Financial Instruments - Derivative Financial Instruments Receivable / Payable (Details) € in Millions	Dec. 31, 2019 EUR (€)
Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 1,060
Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	217
Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	324
Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	235
Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	156
Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	18
Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	110
Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(153)
Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(153)
Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	82
BRL | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	82
BRL | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	63
BRL | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	63
BRL | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(279)
BRL | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(215)
BRL | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(64)
BRL | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,762)
BRL | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,762)
BRL | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	369
CLP | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	286
CLP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	83
CLP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2
CLP | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2
CLP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,029)
CLP | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(119)
CLP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(118)
CLP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(571)
CLP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(221)
CLP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(561)
CLP | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(539)
CLP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(22)
CLP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	86
COP | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	86
COP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(980)
COP | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(977)
COP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3)
COP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	67
CZK | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	67
CZK | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,394
EUR | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,241
EUR | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	64
EUR | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	89
EUR | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	8,383
EUR | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	8,383
EUR | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(15,602)
EUR | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,031)
EUR | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,104)
EUR | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(875)
EUR | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(668)
EUR | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(80)
EUR | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(7,844)
EUR | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,124)
EUR | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,124)
EUR | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,879
GBP | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,292
GBP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	587
GBP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	86
GBP | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	86
GBP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(4,193)
GBP | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(4,193)
GBP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	32
MXN | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	32
MXN | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(436)
MXN | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(46)
MXN | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(46)
MXN | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(46)
MXN | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(46)
MXN | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(46)
MXN | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(206)
MXN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(214)
MXN | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(214)
MXN | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	4
PEN | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	4
PEN | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
PEN | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
PEN | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(287)
PEN | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(287)
PEN | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	337
UFC | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	135
UFC | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	202
UFC | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(101)
UFC | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(101)
UFC | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	15,066
USD | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,741
USD | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3,527
USD | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,096
USD | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	842
USD | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	79
USD | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	7,781
USD | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,612
USD | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,587
USD | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25
USD | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,581)
USD | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,135)
USD | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(445)
USD | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1)
USD | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,333)
USD | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,333)
USD | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	615
UDI | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	65
UDI | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	65
UDI | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	65
UDI | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	65
UDI | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	65
UDI | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	290
UDI | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	345
CHF | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	207
CHF | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	138
CHF | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(34)
UYU | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(34)
UYU | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 0